August 16, 2013

Via EDGAR

Michelle Roberts
Senior Attorney
Division of Investment Management
Office of Insurance Products
Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 20549-8629

RE:    Principal Variable Contracts Funds, Inc.
Post-Effective Amendment on Form N-1A number 86
File Numbers 002-35570, 811-01944

Dear Ms. Roberts,

Principal Variable Contracts Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant's registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).

The Amendment is being filed to create three new series in existing share classes - Class 2 shares of Diversified Balanced Managed Volatility, Class 2 shares of Diversified Growth Managed Volatility, and Class 1 shares of LargeCap S&P 500 Managed Volatility Index Accounts. These new series are based on existing series and share classes - Class 2 shares of Diversified Balanced, Class 2 shares of Diversified Growth, and Class 1 shares of LargeCap S&P 500 Index Accounts - which were recently reviewed in the annual update process. Because the share classes currently exist and much of the other disclosure in the filing has been reviewed as part of the annual update process, the Registrant requests selective review of the disclosure relevant to the new material in this filing. See Release No. 33-6510 (February 15, 1984). To aid in your selective review, I've highlighted differences from the existing series.

Differences between Diversified Balanced and Diversified Balanced Managed Volatility Accounts. The Diversified Balanced Managed Volatility Account references managing volatility in its objective, principal investment strategies and principal risks and has different annual account operating expenses and examples.

Differences between Diversified Growth and Diversified Growth Managed Volatility Accounts. The Diversified Growth Managed Volatility Account references managing volatility in its objective, principal investment strategies and principal risks and has different annual account operating expenses and examples.

Differences between LargeCap S&P 500 Index and LargeCap S&P 500 Managed Volatility Index Accounts. The LargeCap S&P 500 Managed Volatility Index Account references managing volatility in its objective, principal investment strategies and principal risks; has different annual account operating expenses, examples and management fee; and includes an additional sub-advisor (and portfolio managers) to provide the volatility management strategy.

The Registrant will update certain data in a filing pursuant to Rule 485(b), including for example, portions of the portfolio manager SAI disclosure regarding the new funds as well as fund ownership information.

The Amendment consists of the following: (1) Facing Page, (2) Part A (a prospectus for Class 2 shares of Diversified Balanced Managed Volatility, Class 2 shares of Diversified Growth Managed Volatility, and Class 1 shares of LargeCap S&P 500 Managed Volatility Index Accounts), (3) Part B (an amended and restated Statement of Additional Information that includes each of the Registrant's existing series as well as the additions related to the creation of these three series), (4) Part C, and (5) signature pages. The Amendment is not being filed to amend the prospectus or statement of additional information for the Registrant's other series.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.
Sincerely,
/s/ Jennifer A. Mills
Jennifer A. Mills
Assistant Counsel, Registrant